Income Taxes - Schedule of Components of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Loss before taxes	$ (29,649)	$ (12,198)	$ (13,648)
U.K.
Income Tax Disclosure [Line Items]
Loss before taxes	(29,978)	(12,194)	$ (13,648)
U.S.
Income Tax Disclosure [Line Items]
Loss before taxes	$ 329	$ (4)